Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 26, 2016	Dec. 31, 2015	Dec. 31, 2014
C000229214 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Wellington Strategic Multi-Asset Portfolio (Class 1)
Account Value	$ 18,123	$ 18,123	$ 18,123	$ 18,123	$ 16,031	$ 13,926	$ 16,777	$ 15,584	$ 13,193	$ 11,079	$ 11,976	$ 10,301		$ 10,113	$ 10,000
Average Annual Return, Percent	13.05%	6.56%		6.13%
C000229215 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Wellington Strategic Multi-Asset Portfolio (Class 3)
Account Value	$ 17,058	$ 17,058	$ 17,058	$ 17,058	15,139	13,182	15,923	14,817	12,578	10,581	11,477	9,887	$ 10,000
Average Annual Return, Percent	12.67%	6.28%	6.67%
C000229209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Wellington Capital Appreciation Portfolio (Class 1)
Account Value	$ 41,992	$ 41,992	$ 41,992	$ 41,992	29,621	21,204	33,308	31,533	19,165	14,612	14,722	11,088		10,872	10,000
Average Annual Return, Percent	41.76%	16.98%		15.43%
C000229210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Wellington Capital Appreciation Portfolio (Class 2)
Account Value	$ 41,368	$ 41,368	41,368	$ 41,368	29,222	20,959	32,965	31,249	19,022	14,526	14,657	11,053		10,856	10,000
Average Annual Return, Percent	41.56%	16.81%		15.26%
C000229208 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Wellington Capital Appreciation Portfolio (Class 3)
Account Value	$ 40,958	$ 40,958	40,958	$ 40,958	28,965	20,794	32,735	31,066	18,929	14,468	14,613	11,032		10,845	10,000
Average Annual Return, Percent	41.41%	16.69%		15.14%
C000229213 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Wellington Government and Quality Bond Portfolio (Class 1)
Account Value	$ 10,902	$ 10,902	10,902	$ 10,902	10,786	10,265	11,855	12,080	11,278	10,509	10,504	10,201		10,058	10,000
Average Annual Return, Percent	1.08%	(0.68%)		0.87%
C000229211 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Wellington Government and Quality Bond Portfolio (Class 2)
Account Value	$ 10,744	$ 10,744	10,744	$ 10,744	10,647	10,147	11,736	11,979	11,204	10,452	10,460	10,170		10,039	10,000
Average Annual Return, Percent	0.92%	(0.83%)		0.72%
C000229212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Wellington Government and Quality Bond Portfolio (Class 3)
Account Value	$ 10,640	$ 10,640	10,640	$ 10,640	10,545	10,065	11,659	11,909	11,143	10,408	10,433	10,150		10,032	10,000
Average Annual Return, Percent	0.90%	(0.92%)		0.62%
MSCI ACWI Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 24,183.39	$ 24,183.39	$ 24,183.39	$ 24,183.39	20,583.6	16,843.94	20,632.97	17,406.27	14,972.5	11,826.89	13,056.03	10,531.41	10,000	9,763.57	10,000
Average Annual Return, Percent	17.49%	10.06%	10.70%	9.23%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,603.6	$ 32,603.6	$ 32,603.6	$ 32,603.6	26,334.05	20,907.2	25,877.47	20,593.06	17,034.86	13,001.82	13,721.05	11,327.48		10,047.87	10,000
Average Annual Return, Percent	23.81%	13.86%		12.55%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,431.74	$ 11,431.74	11,431.74	$ 11,431.74	11,290.59	10,699.06	12,299.21	12,491.79	11,619.59	10,687.95	10,686.74	10,321.18		10,054.99	10,000
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Sixty Five MSCI ACWI Index net 35 FTSE WGBI U S Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	65% MSCI ACWI Index (net); 35% FTSE WGBI (U.S.$ Hedged)
Account Value	$ 19,187.91	$ 19,187.91	$ 19,187.91	$ 19,187.91	17,126.1	14,688.01	17,533.7	15,803.55	13,927.78	11,616.89	12,245.9	10,565.62	$ 10,000	9,912.22	10,000
Average Annual Return, Percent	12.04%	6.62%	7.44%	6.73%
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Growth Index
Account Value	$ 44,959.32	$ 44,959.32	$ 44,959.32	$ 44,959.32	33,942.48	24,036.96	33,838.66	26,888.33	19,447.37	14,315.72	14,625.64	11,286.34		10,509.3	10,000
Average Annual Return, Percent	32.46%	18.25%		16.22%
Bloomberg U S Aggregate A or Better Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate A or Better Index
Account Value	$ 11,176.91	$ 11,176.91	$ 11,176.91	$ 11,176.91	$ 11,061.3	$ 10,536.31	$ 12,045.35	$ 12,258.72	$ 11,446.57	$ 10,644.66	$ 10,595.04	$ 10,292.73		$ 10,103.66	$ 10,000
Average Annual Return, Percent	1.05%	(0.48%)		1.12%